Income Taxes - Deferred tax assets (liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024
Income Taxes
Deferred tax liabilities	$ (1,233)	$ (7,538)
Unrecognized deferred tax assets	(23,656)	(18,332)
Net deferred income tax liabilities	(24,889)	(25,870)
CANADA
Income Taxes
Net deferred income tax liabilities	52,442
UNITED STATES
Income Taxes
Net deferred income tax liabilities	33,347
Non-capital loss carry forwards
Income Taxes
Deferred tax liabilities	22,220	20,131
Investment in joint ventures
Income Taxes
Deferred tax liabilities	(37,625)	(38,387)
Exploration and evaluation assets
Income Taxes
Deferred tax liabilities	5,506
Capital assets
Income Taxes
Deferred tax liabilities	7,245	7,468
Research and development tax credits
Income Taxes
Deferred tax liabilities	2,217	2,147
Share issuance costs
Income Taxes
Deferred tax liabilities	674	879
Lease liability
Income Taxes
Deferred tax liabilities	125	189
Mineral property interests
Income Taxes
Deferred tax liabilities	(1,595)	$ 35
Tax losses, research and development tax credits and other temporary differences | UNITED STATES
Income Taxes
Deferred tax liabilities	$ 12,735